Document and Entity Information	0 Months Ended
Aug. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug. 30, 2013
Registrant Name	MORGAN STANLEY MULTI CAP GROWTH TRUST
Central Index Key	0001002427
Amendment Flag	false
Document Creation Date	Aug. 30, 2013
Document Effective Date	Aug. 30, 2013
Prospectus Date	Mar. 29, 2013
Morgan Stanley Multi Cap Growth Trust | A
Risk/Return:
Trading Symbol	CPOAX
Morgan Stanley Multi Cap Growth Trust | B
Risk/Return:
Trading Symbol	CPOBX
Morgan Stanley Multi Cap Growth Trust | L
Risk/Return:
Trading Symbol	CPOCX
Morgan Stanley Multi Cap Growth Trust | I
Risk/Return:
Trading Symbol	CPODX